NJEDA BONDS (Details 5) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Refinanced NJEDA Bonds	$ 3,385,000	$ 3,385,000
Current portion	(3,385,000)	(3,385,000)
Long term portion, net of current maturities	$ 0	$ 0